Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets
Amount of restricted net assets of PRC subsidiaries	¥ 1,185,447	¥ 1,148,577